Fair Value (Details 6) (Level 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage loans held for sale at fair value | Minimum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Discount rate (as a percent)	7.80%
Twelve-month projected housing price index change (as a percent)	6.80%
Prepayment speed (as a percent)	1.90%
Total prepayment speed (as a percent)	3.30%
Mortgage loans held for sale at fair value | Maximum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Discount rate (as a percent)	13.40%
Twelve-month projected housing price index change (as a percent)	7.30%
Prepayment speed (as a percent)	5.50%
Total prepayment speed (as a percent)	5.60%
Mortgage loans held for sale at fair value | Weighted average
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Discount rate (as a percent)	9.00%
Twelve-month projected housing price index change (as a percent)	6.90%
Prepayment speed (as a percent)	4.70%
Total prepayment speed (as a percent)	5.10%
IRLCs | Minimum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	57.80%	61.60%	55.00%
MSR value expressed as: Servicing fee multiple	1.7	3.2	2.1
MSR value expressed as: Percentage of unpaid principal balance	0.40%	0.60%	0.50%
IRLCs | Maximum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	98.00%	98.10%	100.00%
MSR value expressed as: Servicing fee multiple	5.2	4.2	5.7
MSR value expressed as: Percentage of unpaid principal balance	2.60%	2.20%	2.70%
IRLCs | Weighted average
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	81.30%	79.10%	91.80%
MSR value expressed as: Servicing fee multiple	4.5	4.0	4.8
MSR value expressed as: Percentage of unpaid principal balance	1.20%	0.90%	1.50%